Term Loan (Tables)	6 Months Ended
Sep. 30, 2024
Term Loan Disclosure [Abstract]
Schedule of term loan [Table Text Block]
	TERM LOAN 1	TERM LOAN 2	TOTAL
Balance, March 31, 2023	$4,397	$2,742	$7,139
Interest	131	81	212
Repayment	(1,073)	(669)	(1,742)
Foreign exchange movement	(1)	-	(1)
Balance, March 31, 2024	$3,454	$2,154	$5,608
Interest	52	32	84
Repayment	(659)	(411)	(1,070)
Foreign exchange movement	6	3	9
Balance, September 30, 2024	$2,853	$1,778	$4,631